Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	1 Months Ended	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended				2 Months Ended	3 Months Ended		2 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended			3 Months Ended
	Mar. 31, 2014	Feb. 10, 2014	Mar. 31, 2014	Mar. 31, 2013	Jun. 09, 2013	Dec. 31, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 LTIP Units [Member]	Mar. 31, 2014 LTIP Units [Member]	Mar. 31, 2014 Common Class B [Member]	Mar. 31, 2014 Common Class A [Member]	Mar. 31, 2014 Common Class A [Member]	Jun. 05, 2013 Common Class A [Member] IPO [Member]	Mar. 31, 2014 Restricted Stock	Mar. 31, 2013 Restricted Stock	Feb. 11, 2014 Subsequent Event [Member]	Jun. 30, 2014 Subsequent Event [Member] LTIP Units [Member]	Apr. 28, 2014 Subsequent Event [Member] LTIP Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 2,899	$ 9,757	$ 12,656	$ 26,747	$ 47,454	$ 50,896	$ 98,350		$ 7,412	$ 3,742
Less: net income attributable to non-controlling interests			8,864	26,747			95,749		7,412	3,742
Net income attributable to RCS Capital Corporation			3,792				2,601
Less: Dividend equivalents on Restricted Stock						1,350					24			4,770			327
Net income attributable to Class A Shareholders			3,465
Weighted average Class A common shares used in basic and diluted computation			15,566,830				2,500,000	[1]							15,566,830
Earnings per share, basic and diluted (in dollars per shares)			$ 0.22				$ 1.04								$ 0.22
RCS Holdings LTIP Units Contributed to RCS Capital Management from RCS Holdings	1,325,000	1,325,000	1,325,000																1,325,000
Distributions to LTIP unit holders												$ 20								$ 700
LTIP Units earned																					310,947
LTIP Units forfeited																					1,014,053
Incremental common shares attributable to dilutive effect of nonvested shares with forfeitable dividends													1				1,802,528
Issuance of common stock, shares																2,500,000

[1]	Reflects the 2,500,000 shares of Class A common stock offered in the IPO. Shares of Class B common stock were subject to a lockup pursuant to an agreement with the underwriter in connection with the IPO. The lock up period expired during the 3 months ended December 31, 2013; however, these shares were excluded from the computation of diluted net income per share computation because they were anti-dilutive.